OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Mar. 31, 2014
OTHER COMPREHENSIVE INCOME
Schedule of changes in each component of other comprehensive income

The changes in each component of other comprehensive income for the years ended March 31, 2012, 2013 and 2014, are as follows:

	Thousands of Yen
	Foreign currency translation adjustments	Unrealized holding gain on securities	Adjustments related to retirement and severance benefits	Accumulated other comprehensive income
Balance at April 1, 2011	¥(4,874)	¥68,592	¥24	¥63,742
Period change	6,166	29,892	(287)	35,771
Balance at April 1, 2012	1,292	98,484	(263)	99,513
Period change	25,502	(4,344)	1,071	22,229
Balance at March 31, 2013	26,794	94,140	808	121,742
Period change	15,443	2,320	(4,886)	12,877
Balance at March 31, 2014	¥42,237	¥96,460	¥(4,078)	¥134,619

Schedule of tax effects allocated to each component of other comprehensive income

	Thousands of Yen
	2012
	Before Tax Amount	Tax Benefit (Expense)	Net of Tax Amount
Foreign currency translation adjustments	¥6,511	¥(345)	¥6,166
Unrealized holding gain on securities:
Amount arising during the period	50,400	(20,508)	29,892
Net unrealized holding gain during the period	50,400	(20,508)	29,892
Adjustments related to retirement and severance benefits:
Amount arising during the period	(484)	197	(287)
Net adjustments related to retirement and severance benefits	(484)	197	(287)

Other comprehensive income	¥56,427	¥(20,656)	¥35,771

	2013
	Before Tax Amount	Tax Benefit (Expense)	Net of Tax Amount
Foreign currency translation adjustments	¥28,204	¥(2,702)	¥25,502
Unrealized holding gain on securities:
Amount arising during the period	(6,750)	2,406	(4,344)
Net unrealized holding gain during the period	(6,750)	2,406	(4,344)
Adjustments related to retirement and severance benefits:
Amount arising during the period	1,665	(594)	1,071
Net adjustments related to retirement and severance benefits	1,665	(594)	1,071

Other comprehensive income	¥23,119	¥(890)	¥22,229

	2014
	Before Tax Amount	Tax Benefit (Expense)	Net of Tax Amount
Foreign currency translation adjustments	¥17,616	¥(2,173)	¥15,443
Unrealized holding gain on securities:
Amount arising during the period	3,605	(1,285)	2,320
Net unrealized holding gain during the period	3,605	(1,285)	2,320
Adjustments related to retirement and severance benefits:
Amount arising during the period	(7,591)	2,705	(4,886)
Net adjustments related to retirement and severance benefits	(7,591)	2,705	(4,886)

Other comprehensive income	¥13,630	¥(753)	¥12,877

Schedule of changes in accumulated other comprehensive income (loss) by component

	Thousands of Yen
	Foreign currency translation adjustments	Unrealized holding gain on securities	Adjustments related to retirement and severance benefits	Total
Balance at March 31, 2013	¥26,794	¥94,140	¥808	¥121,742
Other comprehensive income (loss) before reclassifications	15,443	2,320	(4,774)	12,989
Amounts reclassified out of accumulated other comprehensive income (loss)	—	—	(112)	(112)
Other comprehensive income (loss)	15,443	2,320	(4,886)	12,877
Balance at March 31, 2014	¥42,237	¥96,460	¥(4,078)	¥134,619

Schedule of amounts reclassified out of accumulated other comprehensive income into the consolidated statements of income

	Thousands of Yen
	2014	Location

Comprehensive income components:
Adjustments related to retirement and severance benefits	¥174	Net periodic pension costs (See Note 8)
	(62)	Income tax expense
	112	Net loss
Total amounts reclassified	¥112